Related Party Balance And Transactions - Schedule of Movements of the Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Balance at the beginning of the year	$ (650,396)	$ (536,414)	$ (322,873)
Provision for expected credit losses	(425,835)	(180,174)	(301,601)
Foreign currency translation	(31,594)	13,281	1,665
Balance at the end of the year	(1,009,780)	(650,396)	(536,414)
Related Party
Related Party Transaction [Line Items]
Balance at the beginning of the year	0	0
Provision for expected credit losses	(496,730)	0
Foreign currency translation	(8,062)	0
Balance at the end of the year	$ (504,792)	$ 0	$ 0